Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 29, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Operational Loss
Percentage of future proceeds sold	45.00%
Sale of future claims proceeds	$ 5,000
Other operational loss		94	1,125	1,226
Commercial Claim
Other Operational Loss
Other operational loss		$ 94	$ 1,125	$ 1,131